Borrowings - Schedule of borrowings (Details) $ in Thousands		12 Months Ended
	Jun. 06, 2024 USD ($)	Dec. 31, 2024 USD ($) property	Jun. 30, 2025 USD ($) property	Apr. 30, 2025	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Oct. 31, 2022	Feb. 28, 2022	May 31, 2020	Apr. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,735,573	$ 2,720,574
Less: Current portion of long-term debt		(209,463)	(216,423)
Total non-current borrowings, net		1,483,779	2,460,487
Oaktree Capital Management
Disclosure of detailed information about borrowings [line items]
Asset acquisition, borrowings recognised as of acquisition date	$ 132,576
Notes payable	$ 83,348	76,100
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings		(34,115)	(42,725)
Original issue premiums
Disclosure of detailed information about borrowings [line items]
Borrowings		0	10,258
Original issue discounts
Disclosure of detailed information about borrowings [line items]
Borrowings		$ (8,216)	$ (11,197)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate		8.63%	8.16%
Borrowings		$ 284,400	$ 473,000
Term Loan I
Disclosure of detailed information about borrowings [line items]
Interest rate		6.50%							6.50%
Borrowings		$ 88,948	0
Term Loan II
Disclosure of detailed information about borrowings [line items]
Interest rate		8.83%
Borrowings		$ 83,851	0		$ 95,000	$ 65,000
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%									5.00%
Borrowings		$ 80,157	0
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		5.25%								5.25%
Borrowings		$ 102,431	$ 0
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			4.95%					4.95%
Borrowings		79,653	$ 71,772
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			7.50%				7.50%
Borrowings		242,010	$ 214,626
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			7.28%
Borrowings		585,747	$ 566,526
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			6.89%
Borrowings		75,316	$ 71,390
ABS X Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			7.07%
Borrowings		0	$ 516,724
ABS Maverick Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			9.10%
Borrowings		0	$ 470,000
Nordic Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate			9.75%	9.75%
Borrowings		0	$ 300,000
Other miscellaneous borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		113,060	36,536
Notes Term Loan And Other Notes Payable | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 30,000	$ 26,981
Number of natural gas processing plants and various natural gas compressors and related support equipment in the Central Region, collateralizing borrowings | property		2	2